Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings) (Parenthetical) (Detail)	Mar. 31, 2017	Mar. 31, 2016
Unsecured loans, weighted-average interest rate of 7.70%
Short-term Debt [Line Items]
Debt weighted-average interest rate		7.70%
Unsecured Loans Weighted Average Interest Rate 7.29%
Short-term Debt [Line Items]
Debt weighted-average interest rate	7.29%
Secured Loans Weighted Average Interest Rate 0.00%
Short-term Debt [Line Items]
Debt weighted-average interest rate	0.00%
Repurchase agreement, weighted average interest rate of 0.01%
Short-term Debt [Line Items]
Debt weighted-average interest rate	0.01%	0.01%
Secured Call Money Weighted Average Interest Rate 0.08%
Short-term Debt [Line Items]
Debt weighted-average interest rate	(0.08%)